UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.3%
COMMUNICATION SERVICES - 18.2%
Diversified Telecommunication Services - 2.7%
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	240,000	$335,514
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	820,000	838,450	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	774,225	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000	228,971
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	780,000	705,900
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	441,562	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	3,000,000	3,065,859
Turk Telekomunikasyon, AS, Senior Notes	6.875%	2/28/25	500,000	500,442	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,035,000	2,085,875	(a)
Windstream Services LLC/Windstream
Finance Corp., Secured Notes	10.500%	6/30/24	3,890,000	2,547,950	(a)(b)
Windstream Services LLC/Windstream
Finance Corp., Secured Notes	9.000%	6/30/25	1,190,000	719,950	(a)(b)

Total Diversified Telecommunication Services				12,244,698

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,040,000	1,085,812	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,250,000	1,330,863	(a)

Total Entertainment				2,416,675

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	931,700
Match Group Inc., Senior Notes	5.000%	12/15/27	70,000	69,582	(a)

Total Interactive Media & Services				1,001,282

Media - 10.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,140,000	4,072,725	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	6,940,000	6,992,050	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	10,405,000	10,378,987	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	670,000	668,325	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,098,144	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.000%	2/1/28	5,300,000	5,111,188	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,996,000	2,534,466
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,817,000	7,648,747
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	1,546,713	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	995,000	$1,024,850	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,520,000	1,565,600	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	2,100,000	2,110,059	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,350,000	1,346,625	(a)

Total Media				48,098,479

Wireless Telecommunication Services - 4.4%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,210,000	1,279,575	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,017,000	2,344,762	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	500,000	492,500	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,460,000	1,530,277	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	554,050
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,260,775
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,650,000	1,724,085
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	4,041,659
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,524,600
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,175,370
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,151,577	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	493,533	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	890,599	(a)

Total Wireless Telecommunication Services				20,463,362

TOTAL COMMUNICATION SERVICES				84,224,496

CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,830,000	2,949,100	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	40,000	40,054
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,250,000	1,227,875
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	940,000	931,775
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,360,000	2,330,500	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,480,000	1,445,138	(a)

Total Auto Components				8,924,442

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,140,000		$2,193,500	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	138,438	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,214,000		2,340,198	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		854,700
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000		474,937	(a)

Total Diversified Consumer Services					6,001,773

Hotels, Restaurants & Leisure - 1.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,210,000		2,157,512	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	730,000		750,075
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000		1,452,814	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,740,000		1,761,750	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	450,000		434,813	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,680,000		1,642,200	(a)

Total Hotels, Restaurants & Leisure					8,199,164

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	1,860,000		1,829,775

Specialty Retail - 2.8%
Hertz Corp., Senior Notes	5.875%	10/15/20	1,900,000		1,900,000
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,067,000	EUR	1,167,540	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	3,250,000		3,201,250	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,520,000		3,616,000	(a)
Sally Holdings LLC/Sally Capital Inc.,
Senior Notes	5.625%	12/1/25	3,460,000		3,403,775

Total Specialty Retail					13,288,565

Textiles, Apparel & Luxury Goods - 0.7%
CBR Fashion Finance BV, Senior Secured
Notes	5.125%	10/1/22	750,000	EUR	772,051	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,350,000		1,336,500	(a)
William Carter Co., Senior Notes	5.625%	3/15/27	1,040,000		1,040,000	(a)

Total Textiles, Apparel & Luxury Goods					3,148,551

TOTAL CONSUMER DISCRETIONARY					41,392,270

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,500,000	$1,548,637

Food Products - 1.0%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	800,000	805,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	305,000	305,763	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,510,000	3,457,350	(a)

Total Food Products				4,568,113

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	280,000	291,900
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000	358,750
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000	376,200
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,340,000	1,318,225

Total Household Products				2,345,075

Tobacco - 0.3%
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,110,000	1,112,642

TOTAL CONSUMER STAPLES				9,574,467

ENERGY - 21.5%
Energy Equipment & Services - 0.2%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,130,000	904,000	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	278,000	294,332	(a)

Total Energy Equipment & Services				1,198,332

Oil, Gas & Consumable Fuels - 21.3%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	56,339
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	610,000	641,263
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000	1,425,542
Berry Petroleum Co. Escrow	—	—	1,384,000	0	*(d)(e)(f)
Berry Petroleum Co. Escrow	—	—	580,000	0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,600,000	1,630,000	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	100,000	102,500	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	710,000	757,932
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,720,000	2,822,000
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	1,930,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	560,000	543,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,240,000	$2,228,800
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	1,020,086
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,440,000	1,384,068
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	282,439
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,030,000	1,029,382
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,500,000	4,742,100
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	1,841,931
El Paso Natural Gas Co., LLC, Senior Notes	8.375%	6/15/32	70,000	89,130
Energy Transfer LP, Senior Secured Notes	7.500%	10/15/20	130,000	138,450
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	1,920,000	2,028,931	(a)
Genesis Energy LP/Genesis Energy
Finance Corp., Senior Notes	6.750%	8/1/22	610,000	623,725
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,000,000	2,026,306	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	920,000	1,037,804
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,746,677
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	531,340	(c)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	740,000	743,553	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,512,159	(a)
Magnum Hunter Resources Corp. Escrow	—	—	3,390,000	0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	900,000	824,625	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	4,600,000	4,232,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,500,000	1,554,375
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,714,212	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	1,915,525
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	790,000	787,037
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	1,610,000	1,663,541	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,632,000	1,640,568
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,760,000	2,806,920
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,760,000	5,756,256
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,272,125
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,001,885
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	1,235,000	290,225	*(b)(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	4,882,000	4,259,545
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,285,000	1,299,281	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,560,000	$1,513,200
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,420,000	1,307,731
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,157,700	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,152,925	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	290,000	301,514
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	50,000	47,938	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	350,000	365,750	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,293,200	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	750,000	730,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,830,000	3,019,256	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,839,711
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	500,000	503,125	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,370,000	4,140,619	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	580,000	585,800
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	810,000	797,850
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	740,000	740,283
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	704,088
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	410,296
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	654,528
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,595,961
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	202,725
YPF SA, Senior Notes	8.750%	4/4/24	950,000	961,400	(a)
YPF SA, Senior Notes	6.950%	7/21/27	5,310,000	4,745,812	(a)

Total Oil, Gas & Consumable Fuels				98,705,501

TOTAL ENERGY				99,903,833

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 14.9%
Banks - 10.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	$546,755	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	450,000	450,000	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,303,002	(g)(h)
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000	1,497,100
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	1,005,320
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,846,065	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,430,000	3,702,977
Barclays PLC, Subordinated Notes	5.200%	5/12/26	500,000	504,074
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	240,000	249,302	(a)(h)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,300,000	1,168,362	(a)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,434,501	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	486,450
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,560,000	1,623,024
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,040,000	2,058,309	(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,180,000	3,240,341	(g)(h)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	500,000	492,388
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,413,863	(a)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	780,000	803,400	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,230,000		$1,199,527	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,810,000		3,754,184	(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,220,000		2,986,203	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,090,000		4,769,335	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,630,000		1,680,261	(g)(h)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	840,000		829,928
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		533,426
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		828,300	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	760,000		816,848	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		771,342
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,704,714	(c)(g)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,762,085	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000		1,019,607

Total Banks					48,480,993

Capital Markets - 1.8%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	1,270,000		1,271,873	(a)(g)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,330,000		1,328,338
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,800,000		3,332,913
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	2,490,000		2,513,655	(a)(g)(h)

Total Capital Markets					8,446,779

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		$135,289
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		462,600
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		394,625

Total Consumer Finance					992,514

Diversified Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000		183,019
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, Senior Notes	4.625%	7/1/22	640,000		649,316
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	1,110,000		521,700	(a)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000		1,303,150	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,080,000		1,102,950	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		963,359
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	230,000		231,452
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000		2,829,134
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000		617,282
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	1,080,000	GBP	1,447,548	(c)(g)(h)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,030,000		1,094,375	(a)

Total Diversified Financial Services					10,943,285

TOTAL FINANCIALS					68,863,571

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,700,000		1,655,272

Health Care Providers & Services - 3.3%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,370,000		1,174,775	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	3,465,000		3,620,925	(e)(h)(i)
Centene Corp., Senior Notes	5.625%	2/15/21	830,000		842,450
Centene Corp., Senior Notes	6.125%	2/15/24	630,000		660,319
Centene Corp., Senior Notes	4.750%	1/15/25	1,600,000		1,616,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CHS/Community Health Systems Inc.,
Senior Secured Notes	8.000%	3/15/26	1,670,000	$1,648,006	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	840,000	833,700
DaVita Inc., Senior Notes	5.000%	5/1/25	1,230,000	1,191,563
HCA Inc., Senior Notes	5.625%	9/1/28	2,190,000	2,269,387
HCA Inc., Senior Secured Notes	5.250%	6/15/26	820,000	866,069
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	720,000	771,300	(a)

Total Health Care Providers & Services				15,494,494

Pharmaceuticals - 2.8%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	1,155,787	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	750,000	749,063	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,370,000	3,252,050	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	739,375	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	410,000	340,044	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,780,000	2,595,180
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	636,000	620,546
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,735,000	3,551,221

Total Pharmaceuticals				13,003,266

TOTAL HEALTH CARE				30,153,032

INDUSTRIALS - 5.2%
Airlines - 0.0%
Delta Air Lines Pass Through Trust, Certificates	8.021%	8/10/22	167,117	183,904

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,760,000	2,635,800	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,020,000	1,893,750	(a)

Total Building Products				4,529,550

Commercial Services & Supplies - 1.5%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	450,000	461,250
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,280,000	4,477,950

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	260,000	$260,650
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	2,170,000	2,075,063

Total Commercial Services & Supplies				7,274,913

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	429,600	(a)
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	400,000	377,590	(g)(h)

Total Industrial Conglomerates				807,190

Machinery - 0.7%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	440,000	444,400	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,939,000	1,866,287	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	847,000	836,413

Total Machinery				3,147,100

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,430,000	1,043,900	(a)

Trading Companies & Distributors - 1.4%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,180,000	2,133,130	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	4,615,000	4,313,583	(a)

Total Trading Companies & Distributors				6,446,713

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	860,000	806,250	(a)

TOTAL INDUSTRIALS				24,239,520

INFORMATION TECHNOLOGY - 2.2%
Software - 0.5%
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,020,000	1,053,150
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	1,070,000	1,102,614	(a)

Total Software				2,155,764

Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	690,000	732,241	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	411,749
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,280,991

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	$588,427
Western Digital Corp., Senior Notes	4.750%	2/15/26	5,320,000	5,040,700

Total Technology Hardware, Storage & Peripherals				8,054,108

TOTAL INFORMATION TECHNOLOGY				10,209,872

MATERIALS - 13.0%
Chemicals - 1.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,245,500	(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	1,939,300	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000	1,315,900	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000	1,063,968	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	110,000	110,688
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,250,000	1,187,500

Total Chemicals				6,862,856

Containers & Packaging - 3.2%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	4,036,152	3,814,164	(a)(j)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,000,000	1,042,200	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,890,000	3,851,100	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	1,220,000	1,157,475	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,180,000	2,226,608	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000	2,172,825
Pactiv LLC, Senior Notes	8.375%	4/15/27	510,000	508,725
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000	167,600	(c)

Total Containers & Packaging				14,940,697

Metals & Mining - 6.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	890,000	944,512	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,870,000	2,010,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,290,000	1,323,862	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000	522,826	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,507,157	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,140,000	1,253,171
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	3,190,000	3,248,616	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	830,000	833,113
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,380,000	2,522,800
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	671,826
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	2,080,000	2,064,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,530,000	$2,321,275
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000	847,200
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	370,000	382,876	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,062,811	3,986	*(a)(k)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000	851,071
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000	2,365,009
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,520,000	1,635,900	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	460,000	482,310
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	4,660,000	4,687,960

Total Metals & Mining				30,480,120

Paper & Forest Products - 1.7%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	264,000	269,129
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000	508,144	(a)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	460,000	466,841	(a)
Mercer International Inc., Senior Notes	6.500%	2/1/24	290,000	297,250
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,640,000	2,765,400	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,400,000	3,616,750	(a)

Total Paper & Forest Products				7,923,514

TOTAL MATERIALS				60,207,187

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	110,000	110,138
CoreCivic Inc., Senior Notes	5.000%	10/15/22	570,000	567,150
CoreCivic Inc., Senior Notes	4.625%	5/1/23	360,000	347,400
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,490,000	1,301,887
MPT Operating Partnership LP/MPT
Finance Corp., Senior Notes	6.375%	3/1/24	780,000	820,950
MPT Operating Partnership LP/MPT
Finance Corp., Senior Notes	5.250%	8/1/26	2,070,000	2,108,812
MPT Operating Partnership LP/MPT
Finance Corp., Senior Notes	5.000%	10/15/27	1,070,000	1,064,650

Total Equity Real Estate Investment Trusts (REITs)				6,320,987

Real Estate Management & Development - 0.2%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	910,000	849,349	(a)

TOTAL REAL ESTATE				7,170,336

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.3%
Electric Utilities - 0.3%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		$425,861
Pampa Energia SA, Senior Notes	7.375%	7/21/23	860,000		823,458	(c)

Total Electric Utilities					1,249,319

Gas Utilities - 0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,100,000		2,937,250

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	1,780,000		1,694,008	(a)

TOTAL UTILITIES					5,880,577

TOTAL CORPORATE BONDS & NOTES (Cost - $414,797,364)					441,819,161

SOVEREIGN BONDS - 26.1%
Argentina - 3.3%
Argentina Bonar Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	47.474%	3/11/19	7,120,000	ARS	181,453	(h)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	42,670,000	ARS	1,186,733	(h)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	9,420,000		7,382,925
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,840,000		6,311,200	(a)

Total Argentina					15,062,311

Armenia - 0.2%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	820,000		843,351	(c)

Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,826,000	BRL	787,371
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	18,677,000	BRL	5,260,496
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,750,000		1,741,705

Total Brazil					7,789,572

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 1.6%
Colombia Government International Bond, Senior Notes	7.375%	3/18/19	753,000	$754,513
Colombia Government International Bond, Senior Notes	4.500%	1/28/26	1,000,000	1,029,875
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	4,542,000	5,721,830

Total Colombia				7,506,218

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	479,375	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000	657,531	(a)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000	482,647	(c)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	439,746	(a)

Total Croatia				1,579,924

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	4,120,000	4,192,100	(a)

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,650,000	1,728,293	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	890,000	972,281	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,690,000	2,812,260	(a)

Total Ecuador				5,512,834

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000	2,001,287	(a)

Ghana - 0.3%
Ghana Government International Bond, Bonds	10.750%	10/14/30	920,000	1,106,843	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000	275,629	(a)

Total Ghana				1,382,472

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,970,000	1,881,350	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		$435,056	(c)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,200,000		1,246,524	(a)

Total Honduras					1,681,580

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	942,000		1,033,593
Hungary Government International Bond, Senior Notes	5.375%	3/25/24	300,000		326,422

Total Hungary					1,360,015

Indonesia - 4.9%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	2,369,000		2,578,121	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,110,000		1,118,381	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	7,140,000		6,975,866	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	4,370,000		4,173,083
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	4,635,000		5,571,887	(c)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,696,000,000	IDR	2,248,585
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	15,216

Total Indonesia					22,681,139

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,357,500		1,290,535	(a)

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		595,370

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		608,409	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.2%
Mexican Bonos, Bonds	6.500%	6/9/22	23,000,000	MXN	$1,141,853
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,200,000		2,152,700
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	2,400,000		2,302,200

Total Mexico					5,596,753

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,200,000		2,199,109	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	460,000		585,350

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	730,000		760,835	(a)

Peru - 1.1%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		927,383
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	2,604,000		3,958,080

Total Peru					4,885,463

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,390,000		1,455,697

Russia - 2.3%
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	5,611,244
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		67,292	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	4,400,000		4,916,296	(a)

Total Russia					10,594,832

Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		464,639	(c)

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	2,700,000		2,722,993	(c)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,000,000		$4,411,715
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	2,800,000		2,534,767

Total Turkey					6,946,482

Ukraine - 1.0%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,810,000		1,799,462	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	3,300,000		2,853,012	(a)

Total Ukraine					4,652,474

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	62,870,000	UYU	1,934,634	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	16,630,000	UYU	452,845	(c)

Total Uruguay					2,387,479

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	3,460,000		1,046,650	*(b)(c)

TOTAL SOVEREIGN BONDS (Cost - $115,133,931)					120,746,598

SENIOR LOANS - 10.9%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.739%	9/30/25	1,320,000		1,315,050	(h)(l)(m)

Media - 1.5%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	4,054,937		4,048,420	(h)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.250%	3/14/25	2,679,750		2,684,775	(e)(h)(l)(m)

Total Media					6,733,195

TOTAL COMMUNICATION SERVICES					8,048,245

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 3.7%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.243%	3/11/25	6,392,877		6,374,229	(h)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.240%	10/25/23	8,324,194	$8,334,600	(h)(l)(m)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.243%	5/30/25	2,214,450	2,208,223	(h)(l)(m)

Total Hotels, Restaurants & Leisure				16,917,052

Specialty Retail - 0.9%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	5,046,650	4,315,935	(h)(l)(m)

TOTAL CONSUMER DISCRETIONARY				21,232,987

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.184%	3/17/25	1,470,566	1,470,960	(h)(l)(m)

INDUSTRIALS - 2.1%
Air Freight & Logistics - 1.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.480%	1/15/25	6,414,204	6,417,816	(h)(l)(m)

Professional Services - 0.5%
Trans Union LLC, 2017 Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.493%	4/10/23	2,393,236	2,384,261	(h)(l)(m)

Trading Companies & Distributors - 0.2%
Delos Finance SARL, Term Loan B (3 mo. USD LIBOR + 1.750%)	4.553%	10/6/23	1,000,000	1,001,042	(h)(l)(m)

TOTAL INDUSTRIALS				9,803,119

INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.8%
First Data Corp., 2024 Term Loan (1 mo. USD LIBOR + 2.000%)	4.490%	4/26/24	3,845,862	3,845,493	(h)(l)(m)

MATERIALS - 0.8%
Containers & Packaging - 0.8%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	3,756,802	3,752,628	(h)(l)(m)

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Iron Mountain Information Management LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	4.243%	1/2/26	1,985,000	1,950,262	(e)(h)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan(1 mo. USD LIBOR + 8.000% PIK)	10.481%	2/7/23	326,271	$325,727	(h)(j)(l)(m)

TOTAL SENIOR LOANS (Cost - $50,568,999)				50,429,421

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
U.S. Government Obligations - 5.5%
U.S. Treasury Notes	1.875%	1/31/22	400,000	393,078
U.S. Treasury Notes	1.750%	3/31/22	2,050,000	2,005,717
U.S. Treasury Notes	2.000%	10/31/22	1,650,000	1,621,060
U.S. Treasury Notes	1.625%	5/31/23	3,000,000	2,893,184
U.S. Treasury Notes	2.750%	7/31/23	1,000,000	1,009,805
U.S. Treasury Notes	2.750%	8/31/23	4,250,000	4,293,330	(n)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000	2,741,449	(n)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000	4,666,875	(n)
U.S. Treasury Notes	2.125%	3/31/24	4,000,000	3,922,344	(n)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000	1,945,703

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $25,217,688)				25,492,545

			SHARES
COMMON STOCKS - 1.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			65,403	19,699	*(d)(e)

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			37,071	29,280	*(d)(e)
KCAD Holdings I Ltd.			77,972,021	203,429	*(d)(e)

Total Energy Equipment & Services				232,709

Oil, Gas & Consumable Fuels - 1.0%
Berry Petroleum Corp.			294,990	3,755,223
Blue Ridge Mountain Resources Inc.			175,718	834,660	*
MWO Holdings LLC			417	31,780	*(d)(e)

Total Oil, Gas & Consumable Fuels				4,621,663

TOTAL ENERGY				4,854,372

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			21,934	471,581	*(e)

TOTAL COMMON STOCKS (Cost - $10,021,612)				5,345,652

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	580,000		$539,796
Twitter Inc., Senior Notes	0.250%	6/15/24	280,000		254,604	(a)

Total Interactive Media & Services					794,400

Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	4,030,000		3,354,818

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,280,147)					4,149,218

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $1,595,054)	4.000%	3/6/20	44,940,435	ARS	1,085,093

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $621,614,795)					649,067,688

SHORT-TERM INVESTMENTS - 1.6%
REPURCHASE AGREEMENTS - 0.9%
Deutsche Bank Securities Inc., repurchase agreement dated 2/28/19, Proceeds at Maturity - $4,000,284, (Fully collateralized by U.S. Treasury Notes, 0.375% due 7/15/25; Market Value - $4,081,216) (Cost - $4,000,000)	2.560%	3/1/19	4,000,000		4,000,000

SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill	(89.597)%	3/29/19	4,755,000	ARS	145,455	(o)
Argentina Treasury Bill	(48.791)%	5/31/19	28,590,000	ARS	864,897	(o)

TOTAL SOVEREIGN BONDS (Cost - $946,692)					1,010,352

			SHARES
MONEY MARKET FUNDS - 0.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,263,671)	2.374%		2,263,671		2,263,671

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,210,363)					7,274,023

TOTAL INVESTMENTS - 141.6% (Cost - $628,825,158)					656,341,711
Liabilities in Excess of Other Assets - (41.6)%					(192,916,942)

TOTAL NET ASSETS - 100.0%					$463,424,769

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of February 28, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Restricted security (Note 2).

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(k)	The maturity principal is currently in default as of February 28, 2019.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(o)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.680%	1/11/2019	4/11/2019	$2,898,750	U.S. Government & Agency Obligations	$2,941,758
Deutsche Bank	2.720%	2/15/2019	4/11/2019	11,467,438	U.S. Government & Agency Obligations	11,701,654

				$14,366,188		$14,643,412

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	11	6/19	$1,343,308	$1,342,000	$(1,308)

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,760,000	USD	1,270,349	Barclays Bank PLC	4/17/19	$(7,232)
GBP	100,000	USD	128,490	Barclays Bank PLC	4/17/19	4,481
USD	341,774	EUR	300,000	Barclays Bank PLC	4/17/19	(871)
USD	849,227	EUR	750,000	Barclays Bank PLC	4/17/19	(7,386)
USD	441,095	EUR	380,000	Citibank N.A.	4/17/19	7,078
USD	453,625	GBP	353,434	Citibank N.A.	4/17/19	(16,339)
USD	2,539,412	BRL	9,520,000	JPMorgan Chase & Co.	4/17/19	13,176

Total						$(7,093)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed-income securities, emerging market fixed-income securities and investment grade fixed-income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$99,903,833	$0	*	$99,903,833
Health Care	—	26,532,107	3,620,925		30,153,032
Other Corporate Bonds &
Notes	—	311,762,296	—		311,762,296
Sovereign Bonds	—	120,746,598	—		120,746,598
Senior Loans:
Communication Services	—	5,363,470	2,684,775		8,048,245
Real Estate	—	—	1,950,262		1,950,262
Other Senior Loans	—	40,430,914	—		40,430,914
U.S. Government & Agency
Obligations	—	25,492,545	—		25,492,545
Common Stocks:
Consumer Discretionary	—	—	19,699		19,699
Energy	$4,589,883	—	264,489		4,854,372
Utilities	—	—	471,581		471,581
Convertible Bonds & Notes	—	4,149,218	—		4,149,218
Non-U.S. Treasury Inflation
Protected Securities	—	1,085,093	—		1,085,093

Total Long-Term Investments	4,589,883	635,466,074	9,011,731		649,067,688

Short-Term Investments†:
Repurchase Agreements	—	4,000,000	—		4,000,000
Sovereign Bonds	—	1,010,352	—		1,010,352
Money Market Funds	2,263,671	—	—		2,263,671

Total Short-Term Investments	2,263,671	5,010,352	—		7,274,023

Total Investments	$6,853,554	$640,476,426	$9,011,731		$656,341,711

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$24,735	—	$24,735

Total	$6,853,554	$640,501,161	$9,011,731	$656,366,446

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,308	—	—	$1,308
Forward Foreign Currency Contracts	—	$31,828	—	31,828

Total	$1,308	$31,828	—	$33,136

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 28, 2019, securities valued at $3,755,223 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer
Discretionary	$1,040,922		—	—	—	$115,334
Energy	0	*	—		—	—
Health Care	3,620,925		$4,666	—	$(4,666)	—
Senior Loans:
Communication Services	—		—	—	—	—
Consumer Discretionary	1,669,678		(6,642)	$(188,095)	215,472	1,165,257
Energy	97,817		(6,184)	(4,491)	27,936	—
Real Estate	—		1,808	163	(14,209)	1,977,500

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of May 31, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Consumer Discretionary	$1,465,681	—	$692,202	$(1,315,176)	$0 *
Energy	1,888,493	—	2	(742,982)	—
Industrials	203,220	—	(353,808)	151,023	—
Utilities	488,032	—	—	(16,451)	—
Preferred Stocks:
Industrials	208,868	—	(1,583,062)	1,380,726	—

Total	$10,683,636	$(6,352)	$(1,437,089)	$(318,327)	$3,258,091

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of February 28, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2019[1]
Corporate Bonds & Notes:
Consumer
Discretionary	$(1,156,256)	—	—	—	—
Energy	—	—	—	$0 *	—
Health Care	—	—	—	3,620,925	$(4,666)
Senior Loans:
Communication Services	—	$2,684,775	—	2,684,775	—
Consumer Discretionary	(2,855,670)	—	—	—	—
Energy	(115,078)	—	—	—	—
Real Estate	(15,000)	—	—	1,950,262	(14,209)
Common Stocks:
Consumer Discretionary	(823,008)	—	—	19,699	19,699
Energy	(46,364)	—	$(834,660)	264,489	(127,982)
Industrials	(435)	—	—	—	—
Utilities	—	—	—	471,581	(16,451)
Preferred Stocks:
Industrials	(6,532)	—	—	—	—

Total	$(5,018,343)	$2,684,775	$(834,660)	$9,011,731	$(143,609)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 2/28/2019	Value Per Share/Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$3,465,000	6/17	$3,440,309	$3,620,925	$104.50	0.78%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019